Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (the “Company,” as the engaging party) and Citigroup Global Markets Inc., Citigroup Global Markets Canada Inc., BMO Capital Markets Corp., Bank of Montreal, BMO Nesbitt Burns Inc., RBC Dominion Securities Inc., RBC Capital Markets, LLC, Royal Bank of Canada, Scotia Capital Inc., Scotia Capital (USA) Inc, and The Bank of Nova Scotia, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Pure Industrial Issuer Trust Canada, Commercial Mortgage Pass-Through Certificates, Series 2026-PURE5 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 21 mortgaged properties (comprised of 24 individual industrial buildings, the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

assets or collateral securing such assets;
●	The value of collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of November 13, 2026.

●	The phrase "Cut-off Date” refers to the date of November 4, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 14, 2026 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2026-PURE5 Accounting Tape Final.xlsx (provided on October 14, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
2

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document, exhibit, or portfolio value letter.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary Transaction documents and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary Transaction documents based on such communicated differences, where they determined it to be appropriate. We performed these procedures on the final Transaction documents, and the results of those procedures are described below.

From September 21, 2026 through October 14, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “Company Provided Attributes”, in Exhibit A.

3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

October 14, 2026

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

5

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	Company Provided Attribute	None
2	Property Rank	Company Provided Attribute	None
3	Building Name	Company Provided Attribute	None
4	Property Name	Company Provided Attribute	None
5	Building Type	Appraisal Report	None
6	Building Sub-Type	Underwriting File	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	Province	Appraisal Report	None
10	Postal Code	Appraisal Report; Engineering Report	None
11	Market	Underwriting File	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Engineering Report	None
14	Wtd. Avg. Clear Height	Underwriting File	None
15	Total NRA	Underwriting File	None
16	Unit of Measure	Underwriting File	None
17	Occupancy (%)	Underwriting File	None
18	Occupancy Date	Underwriting File	None
19	Flex SF	Underwriting File	None
20	Flex % of NRA	Underwriting File	None
21	% of NRA Leased to Investment Grade Tenants	Recalculated Attribute	None
22	% of UW Base Rent from Investment Grade Tenants	Recalculated Attribute	None
23	# of tenants	Underwriting File	None
24	WA Lease Expiration Date	Recalculated Attribute	None
25	WA Lease Term Remaining	Recalculated Attribute	None

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BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
26	Ownership Interest	Title Policy	None
27	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
28	Mortgage Loan Cut-off Date Balance per SF	Recalculated Attribute	None
29	% of Mortgage Loan Cut-off Date Balance	Loan Agreement	None
30	Mortgage Loan Maturity Date Balance	Loan Agreement	None
31	Fixed Rate Mortgage Loan Cut-off Date Balance	Loan Agreement	None
32	Floating Rate Mortgage Loan Cut-off Date Balance	Loan Agreement	None
33	Individual As-Is Appraised Value Date	Appraisal Report	None
34	Individual As-Is Appraised Value	Appraisal Report	None
35	Individual As-Is Appraised Value per SF	Recalculated Attribute	None
36	Portfolio Appraised Value Date	Appraisal Report	None
37	Portfolio Appraised Value	Appraisal Report	None
38	Portfolio Appraised Value per SF	Recalculated Attribute	None
39	Portfolio Premium	Recalculated Attribute	None
40	Engineering Report Provider	Engineering Report	None
41	Engineering Report Date	Engineering Report	None
42	Environmental Report Provider	Environmental Report	None
43	Environmental Report Date	Environmental Report	None
7

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
44	Phase II Required?	Environmental Report	None
45	Seismic Zone	Engineering Report	None
46	PML %	Company Provided Attribute	None
47	Origination Date	Loan Agreement	None
48	Assumed Interest Rate (Fixed Component)	Company Provided Attribute	None
49	Interest Calculation (Fixed Component)	Loan Agreement	None
50	Assumed Daily Compounded CORRA (Floating Rate Component)	Company Provided Attribute	None
51	Assumed Mortgage Loan Spread (Floating Rate Component)	Company Provided Attribute	None
52	Daily Compounded CORRA Cap (Floating Rate Component)	Company Provided Attribute	None
53	Mortgage Loan Interest Rate at CORRA Cap (Floating Rate Component)	Recalculated Attribute	None
54	Daily Compounded CORRA Methodology	Loan Agreement	None
55	CORRA Cap Expiration Date (Floating Rate Component)	Company Provided Attribute	None
56	Interest Calculation (Floating Rate Component)	Loan Agreement	None
57	Amort Type	Loan Agreement	None
8

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
58	Monthly Fixed Rate Mortgage Loan Debt Service Payment (Fixed Component)	Recalculated Attribute	None
59	Annual Fixed Rate Loan Debt Service Payment (Fixed Component)	Recalculated Attribute	None
60	Monthly Floating Rate Mortgage Loan Debt Service Payment (Floating Rate Component)	Recalculated Attribute	None
61	Annual Floating Rate Mortgage Loan Debt Service Payment (Floating Rate Component)	Recalculated Attribute	None
62	Monthly Mortgage Loan Debt Service Payment at CORRA Cap (Floating Rate Component)	Recalculated Attribute	None
63	Annual Mortgage Loan Debt Service Payment at CORRA Cap (Floating Rate Component)	Recalculated Attribute	None
64	Total Annual Debt Service Payment at Daily Compounded CORRA	Recalculated Attribute	None
65	Total Annual Debt Service Payment at CORRA Cap	Recalculated Attribute	None
66	Grace Period	Loan Agreement	None
67	First Loan Payment Date (Floating Rate Component)	Loan Agreement	None
68	Seasoning (Floating Rate Component)	Recalculated Attribute	None
69	Original Term to Maturity (Months) (Floating Rate Component)	Recalculated Attribute	None
70	Remaining Term to Maturity (Months) (Floating Rate Component)	Recalculated Attribute	None
71	Original Amortization Term (Months) (Floating Rate Component)	Not Applicable*	None
9

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
72	Remaining Amortization Term (Months) (Floating Rate Component)	Not Applicable*	None
73	Original IO Term (Months) (Floating Rate Component)	Recalculated Attribute	None
74	Remaining IO Term (Months) (Floating Rate Component)	Recalculated Attribute	None
75	Initial Maturity Date (Floating Rate Component)	Loan Agreement	None
76	Floating Rate Component Extensions (Floating Rate Component)	Loan Agreement	None
77	Fully Extended Maturity Date (Floating Rate Component)	Loan Agreement	None
78	First Loan Payment Date (Fixed Component)	Loan Agreement	None
79	Seasoning (Fixed Component)	Recalculated Attribute	None
80	Original Term to Maturity (Months) (Fixed Component)	Recalculated Attribute	None
81	Remaining Term to Maturity (Months) (Fixed Component)	Recalculated Attribute	None
82	Original Amortization Term (Months) (Fixed Component)	Not Applicable*	None
83	Remaining Amortization Term (Months) (Fixed Component)	Not Applicable*	None
84	Original IO Term (Months) (Fixed Component)	Recalculated Attribute	None
10

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
85	Remaining IO Term (Months) (Fixed Component)	Recalculated Attribute	None
86	Initial Maturity Date (Fixed Component)	Loan Agreement	None
87	Lockbox	Loan Agreement	None
88	Cash Management Type	Loan Agreement	None
89	Cash Management Trigger	Loan Agreement	None
90	Administrative Fee Rate (%)	Fee Schedule	None
91	Floating Rate Component Prepayment Provision	Loan Agreement	None
92	Fixed Rate Component Prepayment Provision	Loan Agreement	None
93	Partial Release Allowed?	Loan Agreement	None
94	Property Release Description	Loan Agreement	None
95	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculated Attribute	None
96	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculated Attribute	None
97	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculated Attribute	None
98	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculated Attribute	None
99	Mortgage Loan UW NOI Debt Yield	Recalculated Attribute	None
100	Mortgage Loan UW NCF Debt Yield	Recalculated Attribute	None
101	Mortgage Loan UW NOI DSCR	Recalculated Attribute	None
11

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
102	Mortgage Loan UW NCF DSCR	Recalculated Attribute	None
103	Mortgage Loan UW NOI DSCR at CORRA Cap	Recalculated Attribute	None
104	Mortgage Loan UW NCF DSCR at CORRA Cap	Recalculated Attribute	None
105	Initial Tax Escrow	Loan Agreement	None
106	Ongoing Tax Escrow Monthly	Loan Agreement	None
107	Tax Escrow Springing Conditions	Loan Agreement	None
108	Initial Insurance Escrow	Loan Agreement	None
109	Ongoing Insurance Escrow Monthly	Loan Agreement	None
110	Insurance Escrow Springing Conditions	Loan Agreement	None
111	Initial Immediate Repairs Escrow	Loan Agreement	None
112	Initial CapEx Escrow	Loan Agreement	None
113	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
12

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
114	Cap Ex Escrow Springing Conditions	Loan Agreement	None
115	Initial TI/LC Escrow	Company Provided Attribute	None
116	Ongoing TI/LC Escrow Monthly	Company Provided Attribute	None
117	TI/LC Escrow Springing Conditions	Company Provided Attribute	None
118	Initial Other Escrow	Company Provided Attribute	None
119	Ongoing Other Escrow Monthly	Company Provided Attribute	None
120	Ongoing Other Escrow Springing Condition	Company Provided Attribute	None
121	Other Escrow Description	Company Provided Attribute	None
122	Tenant Name Largest Tenant (by UW Gross Rent)	Underwriting File	None
123	Lease Exp. Largest Tenant (by UW Gross Rent)	Underwriting File	None
124	NRA Largest Tenant (by UW Gross Rent)	Underwriting File	None
125	% of NRA Largest Tenant (by UW Gross Rent)	Underwriting File	None
126	UW Base Rent Largest Tenant (by UW Gross Rent)	Underwriting File	None
127	UW Gross Rent Largest Tenant (by UW Gross Rent)	Underwriting File	None
128	Tenant Name 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
13

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
129	Lease Exp. 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
130	NRA 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
131	% of NRA 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
132	UW Base Rent 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
133	UW Gross Rent 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
134	Tenant Name 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
135	Lease Exp. 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
136	NRA 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
137	% of NRA 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
138	UW Base Rent 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
139	UW Gross Rent 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
140	2023 Base Rent	Underwriting File	$1.00
141	2024 Base Rent	Underwriting File	$1.00
142	2025 Base Rent	Underwriting File	$1.00
143	August 2026 TTM Base Rent	Underwriting File	$1.00
144	Sponsor Year 1 Budget Base Rent	Underwriting File	$1.00
145	Sponsor Year 2 Budget Base Rent	Underwriting File	$1.00
146	UW (In-Place) Base Rent	Underwriting File	$1.00
147	2023 Potential Income from Vacant Space	Underwriting File	$1.00
14

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
148	2024 Potential Income from Vacant Space	Underwriting File	$1.00
149	2025 Potential Income from Vacant Space	Underwriting File	$1.00
150	August 2026 TTM Potential Income from Vacant Space	Underwriting File	$1.00
151	Sponsor Year 1 Budget Potential Income from Vacant Space	Underwriting File	$1.00
152	Sponsor Year 2 Budget Potential Income from Vacant Space	Underwriting File	$1.00
153	UW (In-Place) Potential Income from Vacant Space	Underwriting File	$1.00
154	2023 Credit Rent Steps	Underwriting File	$1.00
155	2024 Credit Rent Steps	Underwriting File	$1.00
156	2025 Credit Rent Steps	Underwriting File	$1.00
157	August 2026 TTM Credit Rent Steps	Underwriting File	$1.00
158	Sponsor Year 1 Budget Credit Rent Steps	Underwriting File	$1.00
159	Sponsor Year 2 Budget Credit Rent Steps	Underwriting File	$1.00
160	UW (In-Place) Credit Rent Steps	Underwriting File	$1.00
161	2023 Rent Steps	Underwriting File	$1.00
162	2024 Rent Steps	Underwriting File	$1.00
163	2025 Rent Steps	Underwriting File	$1.00
164	August 2026 TTM Rent Steps	Underwriting File	$1.00
165	Sponsor Year 1 Budget Rent Steps	Underwriting File	$1.00
15

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
166	Sponsor Year 2 Budget Rent Steps	Underwriting File	$1.00
167	UW (In-Place) Rent Steps	Underwriting File	$1.00
168	2023 Recoveries	Underwriting File	$1.00
169	2024 Recoveries	Underwriting File	$1.00
170	2025 Recoveries	Underwriting File	$1.00
171	August 2026 TTM Recoveries	Underwriting File	$1.00
172	Sponsor Year 1 Budget Recoveries	Underwriting File	$1.00
173	Sponsor Year 2 Budget Recoveries	Underwriting File	$1.00
174	UW (In-Place) Recoveries	Underwriting File	$1.00
175	2023 Gross Potential Rent	Underwriting File	$1.00
176	2024 Gross Potential Rent	Underwriting File	$1.00
177	2025 Gross Potential Rent	Underwriting File	$1.00
178	August 2026 TTM Gross Potential Rent	Underwriting File	$1.00
179	Sponsor Year 1 Budget Gross Potential Rent	Underwriting File	$1.00
180	Sponsor Year 2 Budget Gross Potential Rent	Underwriting File	$1.00
181	UW (In-Place) Gross Potential Rent	Underwriting File	$1.00
182	2023 Other Income	Underwriting File	$1.00
183	2024 Other Income	Underwriting File	$1.00
16

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
184	2025 Other Income	Underwriting File	$1.00
185	August 2026 TTM Other Income	Underwriting File	$1.00
186	Sponsor Year 1 Budget Other Income	Underwriting File	$1.00
187	Sponsor Year 2 Budget Other Income	Underwriting File	$1.00
188	UW (In-Place) Other Income	Underwriting File	$1.00
189	2023 Economic Vacancy, Credit Loss	Underwriting File	$1.00
190	2024 Economic Vacancy, Credit Loss	Underwriting File	$1.00
191	2025 Economic Vacancy, Credit Loss	Underwriting File	$1.00
192	August 2026 TTM Economic Vacancy, Credit Loss	Underwriting File	$1.00
193	Sponsor Year 1 Budget Economic Vacancy, Credit Loss	Underwriting File	$1.00
194	Sponsor Year 2 Budget Economic Vacancy, Credit Loss	Underwriting File	$1.00
195	UW (In-Place) Economic Vacancy, Credit Loss	Underwriting File	$1.00
196	2023 Effective Gross Income	Underwriting File	$1.00
197	2024 Effective Gross Income	Underwriting File	$1.00
198	2025 Effective Gross Income	Underwriting File	$1.00
17

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
199	August 2026 TTM Effective Gross Income	Underwriting File	$1.00
200	Sponsor Year 1 Budget Effective Gross Income	Underwriting File	$1.00
201	Sponsor Year 2 Budget Effective Gross Income	Underwriting File	$1.00
202	UW (In-Place) Effective Gross Income	Underwriting File	$1.00
203	2023 Management Fee	Underwriting File	$1.00
204	2024 Management Fee	Underwriting File	$1.00
205	2025 Management Fee	Underwriting File	$1.00
206	August 2026 TTM Management Fee	Underwriting File	$1.00
207	Sponsor Year 1 Budget Management Fee	Underwriting File	$1.00
208	Sponsor Year 2 Budget Management Fee	Underwriting File	$1.00
209	UW (In-Place) Management Fee	Underwriting File	$1.00
210	2023 G&A	Underwriting File	$1.00
211	2024 G&A	Underwriting File	$1.00
212	2025 G&A	Underwriting File	$1.00
213	August 2026 TTM G&A	Underwriting File	$1.00
214	Sponsor Year 1 Budget G&A	Underwriting File	$1.00
215	Sponsor Year 2 Budget G&A	Underwriting File	$1.00
216	UW (In-Place) G&A	Underwriting File	$1.00
217	2023 Repairs & Maintenance	Underwriting File	$1.00
18

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
218	2024 Repairs & Maintenance	Underwriting File	$1.00
219	2025 Repairs & Maintenance	Underwriting File	$1.00
220	August 2026 TTM Repairs & Maintenance	Underwriting File	$1.00
221	Sponsor Year 1 Budget Repairs & Maintenance	Underwriting File	$1.00
222	Sponsor Year 2 Budget Repairs & Maintenance	Underwriting File	$1.00
223	UW (In-Place) Repairs & Maintenance	Underwriting File	$1.00
224	2023 Real Estate Taxes	Underwriting File	$1.00
225	2024 Real Estate Taxes	Underwriting File	$1.00
226	2025 Real Estate Taxes	Underwriting File	$1.00
227	August 2026 TTM Real Estate Taxes	Underwriting File	$1.00
228	Sponsor Year 1 Budget Real Estate Taxes	Underwriting File	$1.00
229	Sponsor Year 2 Budget Real Estate Taxes	Underwriting File	$1.00
230	UW (In-Place) Real Estate Taxes	Underwriting File	$1.00
231	2023 Insurance	Underwriting File	$1.00
232	2024 Insurance	Underwriting File	$1.00
233	2025 Insurance	Underwriting File	$1.00
234	August 2026 TTM Insurance	Underwriting File	$1.00
235	Sponsor Year 1 Budget Insurance	Underwriting File	$1.00
236	Sponsor Year 2 Budget Insurance	Underwriting File	$1.00
19

BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
237	UW (In-Place) Insurance	Underwriting File	$1.00
238	2023 Non-Recoverable	Underwriting File	$1.00
239	2024 Non-Recoverable	Underwriting File	$1.00
240	2025 Non-Recoverable	Underwriting File	$1.00
241	August 2026 TTM Non-Recoverable	Underwriting File	$1.00
242	Sponsor Year 1 Budget Non-Recoverable	Underwriting File	$1.00
243	Sponsor Year 2 Budget Non-Recoverable	Underwriting File	$1.00
244	UW (In-Place) Non-Recoverable	Underwriting File	$1.00
245	2023 Total Operating Expenses	Underwriting File	$1.00
246	2024 Total Operating Expenses	Underwriting File	$1.00
247	2025 Total Operating Expenses	Underwriting File	$1.00
248	August 2026 TTM Total Operating Expenses	Underwriting File	$1.00
249	Sponsor Year 1 Budget Total Operating Expenses	Underwriting File	$1.00
250	Sponsor Year 2 Budget Total Operating Expenses	Underwriting File	$1.00
251	UW (In-Place) Total Operating Expenses	Underwriting File	$1.00
252	2023 Net Operating Income	Underwriting File	$1.00
253	2024 Net Operating Income	Underwriting File	$1.00
254	2025 Net Operating Income	Underwriting File	$1.00
255	August 2026 TTM Net Operating Income	Underwriting File	$1.00
256	Sponsor Year 1 Budget Net Operating Income	Underwriting File	$1.00
257	Sponsor Year 2 Budget Net Operating Income	Underwriting File	$1.00
258	UW (In-Place) Net Operating Income	Underwriting File	$1.00
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BX 2026-PURE5 Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
259	2023 TI/LC's	Underwriting File	$1.00
260	2024 TI/LC's	Underwriting File	$1.00
261	2025 TI/LC's	Underwriting File	$1.00
262	August 2026 TTM TI/LC's	Underwriting File	$1.00
263	Sponsor Year 1 Budget TI/LC's	Underwriting File	$1.00
264	Sponsor Year 2 Budget TI/LC's	Underwriting File	$1.00
265	UW (In-Place) TI/LC's	Underwriting File	$1.00
266	2023 Replacement Reserves	Underwriting File	$1.00
267	2024 Replacement Reserves	Underwriting File	$1.00
268	2025 Replacement Reserves	Underwriting File	$1.00
269	August 2026 TTM Replacement Reserves	Underwriting File	$1.00
270	Sponsor Year 1 Budget Replacement Reserves	Underwriting File	$1.00
271	Sponsor Year 2 Budget Replacement Reserves	Underwriting File	$1.00
272	UW (In-Place) Replacement Reserves	Underwriting File	$1.00
273	2023 Net Cash Flow	Underwriting File	$1.00
274	2024 Net Cash Flow	Underwriting File	$1.00
275	2025 Net Cash Flow	Underwriting File	$1.00
276	August 2026 TTM Net Cash Flow	Underwriting File	$1.00
277	Sponsor Year 1 Budget Net Cash Flow	Underwriting File	$1.00
278	Sponsor Year 2 Budget Net Cash Flow	Underwriting File	$1.00
279	UW (In-Place) Net Cash Flow	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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BX 2026-PURE5 Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
21	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
22	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten base rent from the Underwriting File and (ii) sum of the total underwritten base rent from the Underwriting File.
24	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
25	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
28	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
35	Individual As-Is Appraised Value per SF	Quotient of (i) aggregate Individual As-Is Appraised Value and (ii) Total NRA.
38	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
39	Portfolio Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
53	Mortgage Loan Interest Rate at CORRA Cap (Floating Rate Component)	Sum of (i) Daily Compounded CORRA Cap (Floating Rate Component) and (ii) Assumed Mortgage Loan Spread (Floating Rate Component).
58	Monthly Fixed Rate Mortgage Loan Debt Service Payment (Fixed Component)	Quotient of (i) Annual Fixed Rate Loan Debt Service Payment (Fixed Component) and (ii) 12.
59	Annual Fixed Rate Loan Debt Service Payment (Fixed Component)	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Assumed Interest Rate (Fixed Component) and (iii) the applicable Interest Calculation (Fixed Component).

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

BX 2026-PURE5 Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
60	Monthly Floating Rate Mortgage Loan Debt Service Payment (Floating Rate Component)	Quotient of (i) Annual Floating Rate Mortgage Loan Debt Service Payment (Floating Rate Component) and (ii) 12
61	Annual Floating Rate Mortgage Loan Debt Service Payment (Floating Rate Component)	Product of (i) Mortgage Loan Cut-off Date
Balance, (ii) sum of (a) Assumed Daily Compounded CORRA (Floating Rate Component) and (b) Assumed Mortgage Loan Spread (Floating Rate Component), and (iii) Interest Calculation (Floating Rate Component).
62	Monthly Mortgage Loan Debt Service Payment at CORRA Cap (Floating Rate Component)	Quotient of (i) Annual Mortgage Loan Debt Service Payment at CORRA Cap (Floating Rate Component) and (ii) 12.
63	Annual Mortgage Loan Debt Service Payment at CORRA Cap (Floating Rate Component)	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Mortgage Loan Interest Rate at CORRA Cap (Floating Rate Component), and (iii) Interest Calculation (Floating Rate Component).
64	Total Annual Debt Service Payment at Daily Compounded CORRA	Sum of (i) Annual Fixed Rate Loan Debt Service Payment (Fixed Component) and (ii) Annual Floating Rate Mortgage Loan Debt Service Payment (Floating Rate Component).
65	Total Annual Debt Service Payment at CORRA Cap	Sum of (i) Annual Fixed Rate Loan Debt Service Payment (Fixed Component) and (ii) Annual Mortgage Loan Debt Service Payment at CORRA Cap (Floating Rate Component).
68	Seasoning (Floating Rate Component)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date (Floating Rate Component), to and inclusive of (ii) Origination Date.
69	Original Term to Maturity (Months) (Floating Rate Component)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date (Floating Rate Component) through and including (ii) the Initial Maturity Date (Floating Rate Component).
70	Remaining Term to Maturity (Months) (Floating Rate Component)	Difference between (i) Original Term to Maturity (Months) (Floating Rate Component) and (ii) Seasoning (Floating Rate Component).
73	Original IO Term (Months) (Floating Rate Component)	Set equal to Original Term to Maturity (Months) (Floating Rate Component).
74	Remaining IO Term (Months) (Floating Rate Component)	Difference between (i) Original IO Term (Months) (Floating Rate Component) and (ii) Seasoning (Floating Rate Component).
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BX 2026-PURE5 Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
79	Seasoning (Fixed Component)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date (Fixed Component), to and inclusive of (ii) Origination Date.
80	Original Term to Maturity (Months) (Fixed Component)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date (Fixed Component) through and including (ii) the Initial Maturity Date (Fixed Component).
81	Remaining Term to Maturity (Months) (Fixed Component)	Difference between (i) Original Term to Maturity (Months) (Fixed Component) and (ii) Seasoning (Fixed Component).
84	Original IO Term (Months) (Fixed Component)	Set equal to Original Term to Maturity (Months) (Fixed Component).
85	Remaining IO Term (Months) (Fixed Component)	Difference between (i) Original IO Term (Months) (Fixed Component) and (ii) Seasoning (Fixed Component).
95	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
96	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value
97	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
98	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
99	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Mortgage Loan Cut-off Date Balance.
100	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Mortgage Loan Cut-off Date Balance.
101	Mortgage Loan UW NOI DSCR	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Total Annual Debt Service Payment at Daily Compounded CORRA.
102	Mortgage Loan UW NCF DSCR	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Total Annual Debt Service Payment at Daily Compounded CORRA.
103	Mortgage Loan UW NOI DSCR at CORRA Cap	Quotient of (i) UW (In-Place) Net Operating Income and (ii) Total Annual Debt Service Payment at CORRA Cap.
104	Mortgage Loan UW NCF DSCR at CORRA Cap	Quotient of (i) UW (In-Place) Net Cash Flow and (ii) Total Annual Debt Service Payment at CORRA Cap.

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